Parent Company Condensed Financial Information - Condensed Balance Sheets Parenthetical (Details) - $ / shares	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Common Class A
Common stock, par value	$ 0.50	$ 0.50
Common stock, authorized	400,000,000	60,000,000
Common stock, issued	66,789,300	48,635,252
Common stock, outstanding	66,789,300	48,635,252	48,635,252	48,635,252
Common Class B
Common stock, par value	$ 0.50	$ 0.50
Common stock, authorized	100,000,000	200,000,000
Common stock, issued	34,762,909	42,716,957
Common stock, outstanding	34,762,909	42,716,957	42,716,957	42,716,957
Parent Company | Common Class A
Common stock, par value	$ 0.50	$ 0.50
Common stock, authorized	400,000,000	60,000,000
Common stock, issued	66,789,300	48,635,252
Common stock, outstanding	66,789,300	48,635,252
Parent Company | Common Class B
Common stock, par value	$ 0.50	$ 0.50
Common stock, authorized	100,000,000	200,000,000
Common stock, issued	34,762,909	42,716,957
Common stock, outstanding	34,762,909	42,716,957